Restricted short-term deposits	12 Months Ended
Dec. 31, 2015
Restricted short-term deposits [Abstract]
Restricted short-term deposits
7.	Restricted short-term deposits

	December 31,
	2014	2015
	RMB	RMB

Pledge short-term deposits for one pending litigation (i)	100,000	110,000
Pledge short-term deposits for bank borrowing facilities (ii)	-	279,221

Total	100,000	389,221

(i)
As of December 31, 2014 and 2015, the Group had restricted short-term deposits balance of RMB100 million and RMB 110 million representing pledged deposit for one pending litigation in which the Group is the claimant and has applied to the court to freeze the assets of the defendant. Pursuant to relevant PRC laws and regulations, the Group had to deposit a certain amount of cash as pledged deposit in order to submit the application to the court requesting to freeze the defendant's assets.

(ii)	As of December 31, 2015, the Company had offshore restricted short-term deposits balance set aside for a period of 12 months or less of approximately RMB279 million for bank borrowing facilities.

(iii)	In 2015, the Company had short-term deposits of RMB700 million, and a short term borrowing of RMB697 million with the same domestic bank in the PRC, and the Company paid off the short term borrowing with the short-term deposits.